Significant Accounting Policies - Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Significant Accounting Policies
Decrease in goodwill due to disposal of subsidiary	¥ 64,800
Goodwill	126,300	¥ 191,077		$ 17,309
Impairment loss on goodwill	¥ 0	¥ 0	¥ 0